CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Dec. 31, 2018 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ 4,075,806
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments held in Trust Account	(1,125,181)
Change in fair value of warrant liability	(3,448,173)
General and administrative costs paid by Sponsor in exchange for issuance of common stock	8,500
Changes in operating assets and liabilities:
Prepaid expenses	(101,363)
Accounts payable	61,390
Accrued expenses	(15,000)
Franchise tax payable	103,013
Income tax payable	214,655
Net cash provided by (used in) operating activities	(196,353)
Cash Flows from Investing Activities
Net cash provided by (used in) investing activities	(243,765,120)
Cash Flows from Financing Activities:
Payment of offering costs	(5,438,052)
Repayments of Notes Payable	130,100
Proceeds from Issuance or Sale of Equity	243,765,120
Proceeds From Issuance Of Warrant Liability In Private Placement	7,075,302
Net cash provided by (used in) financing activities	(245,402,370)
Cash deposited in Trust Account	(243,765,120)
Net increase (decrease) in cash and cash equivalents	1,440,897
Cash - end of the period	1,440,897
Supplemental disclosure of noncash activities:
Change in value of common stock subject to possible redemption	225,767,960
Deferred offering costs paid by Sponsor in exchange for issuance of common stock	16,500
Deferred offering costs included in accounts payable	48,787
Deferred offering costs included in accrued expenses	$ 85,000